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                                                          OMB APPROVAL
             UNITED STATES                        ------------------------------
   SECURITIES AND EXCHANGE COMMISSION             OMB Number:         3235-0456
         Washington, D.C. 20549                   Expires:       August 31, 2000
                                                  Estimated average burden
               FORM 24F-2                         hours per response    . . . .1
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    ANNUAL NOTICE OF SECURITIES SOLD
         PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.    Name and address of issuer:

                           IGAM GROUP FUNDS
                           SOUTH KINGSTON OFFICE PARK, SUITE 45
                           24 SALT POND ROAD
                           WAKEFIELD, RI  02879
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):       ___

                           INTERNET INDEX
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3.    Investment Company Act File Number:
                                            811-09493

      Securities Act File Number:
                                            333-83499

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4(a).  Last day of fiscal year for which this Form is filed:

                                  JUNE 30, 2000
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4(b). ____ Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). ____ Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):               $    4,689,976
                                                                   -------------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                  $      463,210
                                                                   -------------

      (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
             payable to the Commission:                           $            0
                                                                   -------------

      (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                  $      463,210
                                                                   -------------

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                $    4,226,766
                                                                   -------------

      (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                               $(            0 )
                                                                   -------------

      (vii)  Multiplier for determining registration fee (See Instruction C.9):
                                                                X        0.0264%
                                                                   -------------

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]  (enter
             "0" if no fee is due):                           =   $        1,116
                                                                   -------------
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
      (number of shares or other units) deducted hereN/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
      then state that number here :                                        N/A
                                                                           -----

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$            0
                                                                   -------------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                 =$        1,116
                                                                   -------------
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:  8/14/00

          Method of Delivery:

          __X__ Wire Transfer

          _____ Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*   /s/ Eugene Y.W. Lee
                                  ----------------------
                                  EUGENE Y.W. LEE

      Date   September 26, 2000
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* PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.